Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Loans and Borrowings

	Effective interest rate	Maturity	31.12.2020
	%		RMB’000
Current
Renminbi denominated loans	1.80 – 4.05	2021	1,730,000

Non-current
Renminbi denominated loans	3.30	2022	500,000

	Effective interest rate	Maturity	31.12.2021	31.12.2021
	%		RMB’000	US$’000
Current
Renminbi denominated loans	1.10 – 3.85	2022	2,103,000	332,637

Non-current
Renminbi denominated loans	3.45	2023	100,000	15,817

Note:

(i)	All loan balances as stated above do not have a callable feature.